Stockholders' Equity (Details 3) - 2013 Option Plan [Member] - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance		884
Granted
Exercised
Expired		(884)
Forfeited
Ending balance
Intrinsic value of Options
Weighted Average Remaining Contractual Life (Years)
Weighted Average Exercise Price
Beginning balance		$ 2.50
Exercised		2.50
Ending balance